Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

20. Segment information:

The Company has three reportable segments of which it derives its revenues from: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of trading of the drilling rigs and drisllships through ownership and trading of such drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The table below presents information about the Company's reportable segments as of and for the year ended December 31, 2009, 2010 and 2011.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment				Drilling Segment			Tanker Segment			TOTAL
	As of and for the twelve-month period ended December 31,			As of and for the twelve-month period ended December 31,				As of and for the twelve-month period ended December 31,			As of and for the twelve-month period ended December 31,
	2009	2010	2011	2009		2010	2011	2009	2010	2011	2009	2010	2011

Revenues	$444,385	$457,804	$365,361	$375,449		$401,941	$699,649		-	12652	$819,834	$859,745	$1,077,662

Vessel and rig/drillship operating expenses	75,605	71,245	81,947	126,282		119,369	281,833		-	9342	201,887	190,614	373,122

Depreciation and amortization	117,522	117,799	103,436	78,787		75,092	164,632		-	6,213	196,309	192,891	274,281
(Gain)/loss on sale of assets	-2,432	-10,893	2,603	387		1,458	754		-	-	-2,045	-9,435	3,357
Impairment charge	1,578	3,588	144,688	-		-	-		-	-	1,578	3,588	144,688
General and administrative expenses	72,868	66,685	71,109	17,955		20,579	37,639		-	5,534	90,823	87,264	114,282
Gain/(loss) on interest rate swaps	1,098	-80,202	-35,488	22,062		-40,303	-33,455		-	-	23,160	-120,505	-68,943
Gain/(loss) on iFFA's	-	-	-4,724	-		-	-		-	4724	-	-	-
Income taxes	-	-	-	-12,797		-20,436	-27,428		-	-	-12,797	-20,436	-27,428

Net income/(loss)	-138,874	20,373	-144,314	126,843		170,077	97,463		-	-435	-12,031	190,450	-47,286
Net income/(loss) attributable to Dryships Inc.	-138,874	20,373	-144,314	119,665		167,954	74,621		-	-435	-19,209	188,327	-70,128
Interest and finance cost	-40,528	-91,421	-90,447	-43,902		23,596	-64,717		-	3,761	-84,430	-67,825	-151,403
Interest income	2,995	9,402	6,733	7,419		12,464	9,810		-	32	10,414	21,866	16,575
Change in fair value of derivatives	-33,950	15,320	-23,041	-26,280		33,119	-15,114		-		-60,230	48,439	-38,155

Total assets	$2,680,421	$2,470,323	$2,124,848	$3,126,574		$4,389,905	$6,066,646		124,266	$430,195	$5,806,995	$6,984,494	$8,621,689

The revenue shown in the table below is revenue per country based upon the location where the drilling takes place:
	2009	2010	2011

Ghana	$230,815	$227,649	$230,018
Turkey	-	176,228	50,183
Norway	123,306	-715	-
Brazil	-	-	-617
UK	19,404	-	-
Greenland	-	-	253,125
Ivory Coast	-	-	89,686
Tanzania	-	-	78,424
Total leasing and service revenues	$373,525	$403,162	$700,819

The Company's vessels operate in many trade routes throughout the world, and, therefore, the provision of geographic information is considered impracticable by management.